Annual Fund Operating Expenses	Jul. 31, 2025
Integrity Dividend Harvest Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 29, 2026
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.40%
Expenses (as a percentage of Assets)	1.40%
Fee Waiver or Reimbursement	(0.45%)	[1]
Net Expenses (as a percentage of Assets)	0.95%	[1]
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.40%
Expenses (as a percentage of Assets)	2.15%
Fee Waiver or Reimbursement	(0.45%)	[1]
Net Expenses (as a percentage of Assets)	1.70%	[1]
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.40%
Expenses (as a percentage of Assets)	1.15%
Fee Waiver or Reimbursement	(0.45%)	[1]
Net Expenses (as a percentage of Assets)	0.70%	[1]
Integrity Dividend Summit Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 29, 2026
Integrity Dividend Summit Fund | Integrity Dividend Summit Fund, Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	1.41%
Expenses (as a percentage of Assets)	2.41%
Fee Waiver or Reimbursement	(1.42%)
Net Expenses (as a percentage of Assets)	0.99%	[2]
Integrity Dividend Summit Fund | Integrity Dividend Summit Fund, Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	1.44%
Expenses (as a percentage of Assets)	3.19%
Fee Waiver or Reimbursement	(1.45%)
Net Expenses (as a percentage of Assets)	1.74%	[2]
Integrity Dividend Summit Fund | Integrity Dividend Summit Fund, Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.41%
Expenses (as a percentage of Assets)	2.16%
Fee Waiver or Reimbursement	(1.42%)
Net Expenses (as a percentage of Assets)	0.74%	[2]
INTEGRITY GROWTH & INCOME FUND
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 29, 2026
INTEGRITY GROWTH & INCOME FUND | INTEGRITY GROWTH & INCOME FUND CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.53%
Expenses (as a percentage of Assets)	1.78%
Fee Waiver or Reimbursement	(0.54%)	[3]
Net Expenses (as a percentage of Assets)	1.24%	[3]
INTEGRITY GROWTH & INCOME FUND | Integrity Growth & Income Fund, Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.53%
Expenses (as a percentage of Assets)	2.53%
Fee Waiver or Reimbursement	(0.54%)	[3]
Net Expenses (as a percentage of Assets)	1.99%	[3]
INTEGRITY GROWTH & INCOME FUND | Integrity Growth & Income Fund, Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.53%
Expenses (as a percentage of Assets)	1.53%
Fee Waiver or Reimbursement	(0.54%)	[3]
Net Expenses (as a percentage of Assets)	0.99%	[3]
Integrity High Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 29, 2026
Integrity High Income Fund | Integrity High Income Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.56%
Expenses (as a percentage of Assets)	1.66%
Fee Waiver or Reimbursement	(0.57%)	[4]
Net Expenses (as a percentage of Assets)	1.09%	[4]
Integrity High Income Fund | Integrity High Income Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.57%
Expenses (as a percentage of Assets)	2.42%
Fee Waiver or Reimbursement	(0.58%)	[4]
Net Expenses (as a percentage of Assets)	1.84%	[4]
Integrity High Income Fund | Integrity High Income Fund, Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.56%
Expenses (as a percentage of Assets)	1.41%
Fee Waiver or Reimbursement	(0.57%)	[4]
Net Expenses (as a percentage of Assets)	0.84%	[4]
Integrity Mid-North American Resources Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 29, 2026
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.50%
Expenses (as a percentage of Assets)	1.50%
Fee Waiver or Reimbursement	0.00%	[5]
Net Expenses (as a percentage of Assets)	1.50%	[5]
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.51%
Expenses (as a percentage of Assets)	2.01%
Fee Waiver or Reimbursement	(0.01%)	[5]
Net Expenses (as a percentage of Assets)	2.00%	[5]
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.50%
Expenses (as a percentage of Assets)	1.00%
Fee Waiver or Reimbursement	0.00%	[5]
Net Expenses (as a percentage of Assets)	1.00%	[5]
Integrity Short Term Government Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 29, 2026
Integrity Short Term Government Fund | Integrity Short Term Government Fund, Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.54%
Expenses (as a percentage of Assets)	1.09%
Fee Waiver or Reimbursement	(0.29%)	[6]
Net Expenses (as a percentage of Assets)	0.80%	[6]
Integrity Short Term Government Fund | Integrity Short Term Government Fund, Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.54%
Expenses (as a percentage of Assets)	0.84%
Fee Waiver or Reimbursement	(0.29%)	[6]
Net Expenses (as a percentage of Assets)	0.55%	[6]

[1]	The Fund’s investment adviser, Viking Fund Management, LLC (the “Adviser”), has contractually agreed to waive fees and reimburse expenses through November 29, 2026 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.95% of average daily net assets for Class A shares, 1.70% of average daily net assets for Class C shares, and 0.70% of average daily net assets for Class I shares. This expense limitation agreement may only be terminated or modified prior to November 29, 2026 with the approval of the Fund’s Board of Trustees. The terms of the expense limitation agreement provide that the Adviser is entitled to recoup such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser waived fees or reimbursed expenses for the Fund. The Fund will make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense limitation in place when such amounts were waived and (2) the Fund’s current expense limitation.
[2]	The Fund’s investment adviser, Viking Fund Management, LLC (the “Adviser”), has contractually agreed to waive fees and reimburse expenses through November 29, 2026, so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.99% of average daily net assets for Class A shares, 1.74% of average daily net assets for Class C shares, and 0.74% of average daily net assets for Class I shares. This expense limitation agreement may only be terminated or modified prior to November 29, 2026 with the approval of the Fund’s Board of Trustees. The terms of the expense limitation agreement provide that the Adviser is entitled to recoup such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser waived fees or reimbursed expenses for the Fund. The Fund will make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense limitation in place when such amounts were waived and (2) the Fund’s current expense limitation.
[3]	The Fund’s investment adviser, Viking Fund Management, LLC (the “Adviser”), has contractually agreed to waive fees and reimburse expenses through November 29, 2026 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 1.24% of average daily net assets for Class A shares, 1.99% of average daily net assets for Class C shares, and 0.99% of Class I shares. This expense limitation agreement may only be terminated or modified prior to November 29, 2026 with the approval of the Fund’s Board of Trustees. The terms of the expense limitation agreement provide that the Adviser is entitled to recoup such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser waived fees or reimbursed expenses for the Fund. The Fund will make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense limitation in place when such amounts were waived and (2) the Fund’s current expense limitation.
[4]	The Fund’s investment adviser, Viking Fund Management, LLC (the “Adviser”), has contractually agreed to waive fees and reimburse expenses through November 29, 2026 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 1.09% of average daily net assets for Class A shares, 1.84% of average daily net assets for Class C shares, and 0.84% of average daily net assets for Class I shares. This expense limitation agreement may only be terminated or modified prior to November 29, 2026 with the approval of the Fund’s Board of Trustees. The terms of the expense limitation agreement provide that the Adviser is entitled to recoup such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser waived fees or reimbursed expenses for the Fund. The Fund will make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense limitation in place when such amounts were waived and (2) the Fund’s current expense limitation.
[5]	The Fund’s investment adviser, Viking Fund Management, LLC (the “Adviser”), has contractually agreed to waive fees and reimburse expenses through November 29, 2026 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 1.50% of average daily net assets for Class A shares, 2.00% of average daily net assets for Class C shares, and 1.00% of average daily net assets for Class I shares. This expense limitation agreement may only be terminated or modified prior to November 29, 2026 with the approval of the Fund’s Board of Trustees. The terms of the expense limitation agreement provide that the Adviser is entitled to recoup such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser waived fees or reimbursed expenses for the Fund. The Fund will make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense limitation in place when such amounts were waived and (2) the Fund’s current expense limitation.
[6]	The Fund’s investment adviser, Viking Fund Management, LLC (the “Adviser”), has contractually agreed to waive fees and reimburse expenses through November 29, 2026, so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.80% of average daily net assets for Class A shares and 0.55% of average daily net assets for Class I shares. This expense limitation agreement may only be terminated or modified prior to November 29, 2026, with the approval of the Fund’s Board of Trustees. The Adviser may recoup such amounts waived or reimbursed for a period of up to three years from the date of the reimbursement or waiver. The Fund will make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense limitation in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation. Any similar amounts waived or reimbursed under an agreement for the benefit of the Predecessor Fund prior to the date of the Reorganization are not eligible for repayment.